CONTINGENT LIABILITIES—TAIWAN (Details Narrative) - Megasys [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Financial exposure contingent future payments	$ 61,435
Previously Reported [Member]
Financial exposure contingent future payments	$ 61,435